Note 5 - Investments	9 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 5. Investments

Note 5 – Investments

The Company acquires equity interests in early-stage companies in exchange for management advisory services. Such services and investments in early-stage companies are only recorded if the investment was made in a company that generates revenues before our financial reports are issued to the public. We recorded an investment of $15,000, which represent an interest of less than 5%, in a FINRA-regulated equity-based funding portal, NetCapital Systems LLC. The investment is recorded at the value of the services provided by the Company.